Company Information - Capital increase of 14.7 million (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	Feb. 07, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Par value per share		€ 0.01
Net proceeds from issuance of shares		€ 101,782	€ 8,654	€ 32,526
Issue of ordinary shares		€ 109,099	€ 8,903	€ 35,497
BVF Partners L.P., Novo A/S, New Enterprise Associates 17, L.P. and Sofinnova Partners
Disclosure of classes of share capital [line items]
Number of shares issued during the period	3,778,338
Price per share	€ 3.97
Par value per share	0.01
Issue premium per share	€ 3.96
Net proceeds from issuance of shares	€ 14,700
Issue of ordinary shares	€ 15,000